CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net loss	$ (1,170)	$ (1,768)	$ (5,221)
Other comprehensive income (loss):
Change in foreign currency translation adjustments			5
Available-for-sale investments:
Change in net unrealized gains (loss)		(1)	4
Other comprehensive income (loss)		(1)	9
Comprehensive loss	$ (1,170)	$ (1,769)	$ (5,212)